Accounting policies (Details) £ in Billions	12 Months Ended
Dec. 31, 2018 GBP (£) item
Derivatives and hedging
Number of types of hedges | item	3
Application of IFRS 16
Accounting developments
Right of use asset	£ 1.3
Lease liability	1.9
Retaining earnings	£ 0.2
Estimated percentage of impact on CET ratio	0.21%
Minimum | Credit cards
Financial assets carried at amortised cost
Write off period	12 months
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	5 years
Maximum | Retail mortgages
Financial assets carried at amortised cost
Write off period	5 years
Maximum | Credit cards
Financial assets carried at amortised cost
Write off period	3 years
Maximum | Overdrafts and other unsecured loans
Financial assets carried at amortised cost
Write off period	6 years
Maximum | Commercial loans
Financial assets carried at amortised cost
Write off period	5 years
Maximum | Business loans
Financial assets carried at amortised cost
Write off period	5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	10 years